Related Party Transactions - Remuneration of key management (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions
Short-term remuneration & compensation	€ 209	€ 126	€ 396	€ 271
Share based payment	35	20	101	55
Total	€ 244	€ 146	€ 497	€ 326